UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   President
Phone:   203-227-3601

Signature, Place, and Date of Signing:

        /s/ Ronald  H.  Oliver     Westport, Connecticut     May 9, 2011
        ----------------------     ---------------------     -----------

Report Type (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    71

Form 13F Information Table Value Total (x$1,000):  $ 646,546

List of Included Managers:

     Andrew J. Knuth          Westport Asset Management, Inc.
     Edmund H. Nicklin, Jr.   Westport Asset Management, Inc.

List of Other Included Managers:
         No.     13F File Number           Name


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
                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105     21,953     791,962  SH         Defined  1               650,453  141,509
Amphenol Corp.                      COM       032095101        435       8,000  SH         Defined                             8,000
Anadarko Petroleum Corp.            COM       032511107        246       3,000  SH         Defined                             3,000
Arthur J. Gallagher & Company       COM       363576109      8,129     267,321  SH         Defined  1               227,321   40,000
BankUnited, Inc.                    COM       06652K103      5,214     181,600  SH         Defined                  150,200   31,400
Banner Corporation                  COM       06652V109        843     357,379  SH         Defined                  357,379
Berry Petroleum Co.                 COM       085789105      8,627     171,001  SH         Defined  1               141,001   30,000
Big Lots, Inc.                      COM       089302103     55,088   1,268,430  SH         Defined  1             1,145,405  123,025
Brown & Brown, Inc.                 COM       115236101     12,402     480,700  SH         Defined  1               345,700  135,000
CACI International, Inc.            COM       127190304      2,612      42,600  SH         Defined  1                         42,600
CVS/Caremark Corp.                  COM       126650100        344      10,020  SH         Defined                            10,020
Carter's Inc.                       COM       146229109        464      16,200  SH         Defined  1                16,200
Charles River Laboratories Int      COM       159864107      1,752      45,660  SH         Defined                   45,660
Checkpoint Systems, Inc.            COM       162825103     29,415   1,308,507  SH         Defined  1             1,167,878  140,629
Chicago Bridge & Iron Company       COM       167250109      8,437     207,500  SH         Defined  1               207,500
Columbia Banking System, Inc.       COM       197236102      2,894     150,980  SH         Defined                  150,980
Comstock Resources, Inc.            COM       205768203      7,800     252,089  SH         Defined  1               252,089
Con-way Inc.                        COM       205944101      1,524      38,800  SH         Defined                   38,800
Darden Restaurants, Inc.            COM       237194105      5,552     113,000  SH         Defined  1               113,000
DeVry, Inc.                         COM       251893103     41,991     762,499  SH         Defined  1               713,899   48,600
Devon Energy Corp.                  COM       25179M103     13,899     151,452  SH         Defined                  151,452
EMS Technologies, Inc.              COM       26873N108      1,749      88,960  SH         Defined                   88,960
FEI Company                         COM       30241L109     12,452     369,263  SH         Defined  1               369,263
Fairchild Semiconductor Corp.       COM       303726103      3,722     204,500  SH         Defined                  204,500
Forest Oil Corp.                    COM       346091705      6,438     170,172  SH         Defined  1               137,688   32,484
Gaylord Entertainment Company       COM       367905106      3,174      91,532  SH         Defined                   91,532
General Communication, Inc. -       COM       369385109     12,733   1,163,868  SH         Defined  1               777,153  386,715
Haynes International, Inc.          COM       420877201        798      14,400  SH         Defined  1                14,400
ITT Educational Services, Inc.      COM       45068B109     24,953     345,843  SH         Defined  1               319,743   26,100
JDA Software Group, Inc.            COM       46612K108      1,791      59,200  SH         Defined                   59,200
Jack Henry & Associates, Inc.       COM       426281101      7,117     210,000  SH         Defined  1               110,000  100,000
John Wiley & Sons, Inc.             COM       968223206        636      12,514  SH         Defined  1                11,000    1,514
KBR, Inc.                           COM       48242W106      9,182     243,100  SH         Defined  1               173,100   70,000
Kinetic Concepts, Inc.              COM       49460W208      8,212     150,900  SH         Defined  1                72,900   78,000
Landstar System, Inc.               COM       515098101      1,033      22,609  SH         Defined  1                22,609
Lincare Holdings, Inc.              COM       532791100      4,627     156,000  SH         Defined  1                21,000  135,000
Nat.West.Life Ins.                  COM       638522102     19,480     120,060  SH         Defined  1               120,060
North Valley Bancorp                COM       66304M204        345      31,777  SH         Defined                   17,917   13,860
Orient Express Hotels Ltd. - C      COM       G67743107     17,350   1,402,594  SH         Defined  1             1,219,894  182,700
Owens & Minor, Inc.                 COM       690732102     24,390     750,917  SH         Defined                  719,717   31,200
Pall Corp.                          COM       696429307        288       5,000  SH         Defined                             5,000
Parametric Technology Corp.         COM       699173209      7,431     330,396  SH         Defined  1               186,520  143,876
Parker Drilling                     COM       701081101        985     142,500  SH         Defined  1                        142,500
People's United Financial, Inc      COM       712704105        184      14,647  SH         Defined                   14,647
Perkin Elmer, Inc.                  COM       714046109      1,164      44,300  SH         Defined                   44,300
Plains Exploration & Productio      COM       726505100     21,249     586,506  SH         Defined  1               584,132    2,374
Praxair, Inc.                       COM       74005P104        406       4,000  SH         Defined                             4,000
Precision Castparts Corp.           COM       740189105        589       4,000  SH         Defined                             4,000
Preferred Bank, Los Angeles         COM       740367107        147      99,832  SH         Defined  1                         99,832
Pres.Realty B                       COM       741004204        140      86,200  SH         Defined                   86,200
QLogic Corp.                        COM       747277101     11,334     611,000  SH         Defined  1               431,000  180,000
Rogers Corp.                        COM       775133101     23,497     521,458  SH         Defined  1               441,458   80,000
Ross Stores, Inc.                   COM       778296103     17,372     244,266  SH         Defined                  244,266
Ruby Tuesday, Inc.                  COM       781182100      6,126     467,300  SH         Defined  1               322,500  144,800
Saks, Inc.                          COM       79377w108     11,967   1,058,050  SH         Defined  1               794,450  263,600
Skyworks Solutions, Inc.            COM       83088M102      3,817     117,800  SH         Defined  1               117,800
Southwestern Energy Company         COM       845467109     10,334     240,500  SH         Defined                  240,500
Stone Energy Corp.                  COM       861642106      8,533     255,706  SH         Defined  1               119,500  136,206
Synopsys, Inc.                      COM       871607107      1,189      43,000  SH         Defined  1                39,000    4,000
TJX Companies                       COM       872540109     15,451     310,700  SH         Defined                  310,700
Talbots, Inc.                       COM       874161102        429      71,006  SH         Defined  1                71,006
Teradata Corp.                      COM       88076W103        203       4,000  SH         Defined                             4,000
Thermo Fisher Scientific Inc.       COM       883556102      4,411      79,400  SH         Defined                   68,000   11,400
Timberland Bancorp.                 COM       887098101        716     127,600  SH         Defined                  127,600
UTI Worldwide, Inc.                 COM       G87210103     15,432     765,093  SH         Defined  1               765,093
United Rentals, Inc.                COM       911363109      4,686     140,800  SH         Defined  1               140,800
Universal Health Services, Inc      COM       913903100     37,532     759,600  SH         Defined  1               731,700   27,900
Vishay Intertechnology, Inc.        COM       928298108        710      40,000  SH         Defined  1                40,000
Volt Information Sciences, Inc      COM       928703107      5,484     668,775  SH         Defined  1               484,775  184,000
Webster Financial Corp.             COM       947890109      3,280     153,052  SH         Defined                  151,952    1,100
Willis Group Holdings plc           COM       013131180     41,661   1,032,233  SH         Defined  1               881,643  150,590
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